Uncertainty Regarding Impacts of Recent Disruptions in U.S. Banking System (Details)	Dec. 31, 2022 USD ($)
Credit Concentration Risk [Member]
Uncertainty Regarding Impacts of Recent Disruptions in U.S. Banking System (Details) [Line Items]
Cash, FDIC Insured amount	$ 42,141,844